Leases (Schedule of Additional Information Related to Operating Leases) (Details)	Jun. 30, 2019
Lessee Disclosure [Abstract]
Weighted average remaining lease term - Operating leases	3 years 10 months 25 days
Weighted average discount rate - Operating leases	3.40%